Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - May

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.17%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		994	$99,667
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,975	95,313
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,650	95,354
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)			338,036
		Notional
PURCHASED OPTIONS - 126.10% (b)(c)	Contracts	Amount

CALL OPTIONS - 108.27%
iShares Russell 2000 ETF, Expires 5/10/2023, Strike Price $174.95..................................	57	$940,044	67,903
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $399.11................................	25	892,950	33,341
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $0.42...................................	25	892,950	883,506
PUT OPTIONS - 17.83%			984,750

iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.64...................	85	870,825	95,926
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price
$106.32................................................................................................................	89	911,805	63,356
SPDR S&P 500® Trust ETF, Expires 5/10/2023, Strike Price $160.06................................	25	892,950	2,829
TOTAL PURCHASED OPTIONS (Cost $1,290,761)			162,111
			1,146,861
Total Investments (Cost $1,633,944) - 163.27%............................................................			1,484,897
Liabilities in Excess of Other Assets - (63.27)%.............................................................			(575,355)
....................................................................................TOTAL NET ASSETS - 100.00%			$909,542

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,036.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	5/10/2023	$189.58	57	$(940,044)	$(36,399)
SPDR S&P 500® Trust ETF............................	5/10/2023	$432.45	25	(892,950)	(12,078)
SPDR S&P 500® Trust ETF............................	5/10/2023	$160.06	25	(892,950)	(504,072)
PUT OPTIONS					(552,549)

iShares 20+ Year Treasury Bond ETF...............	5/10/2023	$116.46	85	(870,825)	(133,344)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	5/10/2023	$111.91	89	(911,805)	(99,357)
SPDR S&P 500® Trust ETF............................	5/10/2023	$359.20	25	(892,950)	(65,513)
TOTAL OPTIONS WRITTEN (Premiums Received $910,257)					(298,214)
					$(850,763)